UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-677-5341

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA     February 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $106,630 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMAX INC                    COM              00826A109     1948    87100 SH       DEFINED                          87100
AFFYMETRIX INC                 COM              00826T108     4667   201667 SH       DEFINED                         201667
ALLOS THERAPEUTICS INC         COM              019777101     3829   608730 SH       DEFINED                         608730
ALTUS PHARMACEUTICALS INC      COM              02216N105     1357   261976 SH       DEFINED                         261976
AMERICAN MED SYS HLDGS INC     COM              02744M108     4937   341456 SH       DEFINED                         341456
AMYLIN PHARMACEUTICALS INC     COM              032346108     3885   105000 SH       DEFINED                         105000
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     1345    38000 SH  CALL DEFINED                          38000
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     6938   196000 SH       DEFINED                         196000
CYPRESS BIOSCIENCES INC        COM PAR $.02     232674507     1856   168265 SH       DEFINED                         168265
ENZO BIOCHEM INC               COM              294100102     2447   192042 SH       DEFINED                         192042
EXPRESS SCRIPTS INC            COM              302182100     1095    15000 SH       DEFINED                          15000
ILLUMINA INC                   COM              452327109     6282   106000 SH       DEFINED                         106000
ILLUMINA INC                   COM              452327109     4030    68000 SH  CALL DEFINED                          68000
IMCLONE SYS INC                COM              45245W109     2128    49500 SH       DEFINED                          49500
LEMAITRE VASCULAR INC          COM              525558201     1345   217009 SH       DEFINED                         217009
LIFECORE BIOMEDICAL INC        COM              532187101     2059   142476 SH       DEFINED                         142476
MILLENNIUM PHARMACEUTICALS I   COM              599902103     4014   267929 SH       DEFINED                         267929
MYLAN INC                      COM              628530107     3866   275000 SH       DEFINED                         275000
NEKTAR THERAPEUTICS            COM              640268108     4800   715321 SH       DEFINED                         715321
NMT MED INC                    COM              629294109     1237   220070 SH       DEFINED                         220070
NXSTAGE MEDICAL INC            COM              67072V103     5079   334809 SH       DEFINED                         334809
ORTHOFIX INTL N V              COM              N6748L102     4158    71720 SH       DEFINED                          71720
PHARMATHENE INC                COM              71714G102      194    49100 SH       DEFINED                          49100
RESPIRONICS INC                COM              761230101     5350    81700 SH       DEFINED                          81700
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     3872   168572 SH       DEFINED                         168572
SMITH & NEPHEW PLC             SPDN ADR NEW     83175M205     1093    94900 SH       DEFINED                          94900
SOMAXON PHARMACEUTICALS INC    COM              834453102      792   152100 SH       DEFINED                         152100
THORATEC CORP                  COM NEW          885175307     4457   245000 SH       DEFINED                         245000
TRUBION PHARMACEUTICALS INC    COM              89778N102      201    20148 SH       DEFINED                          20148
WRIGHT MED GROUP INC           COM              98235T107     9040   309909 SH       DEFINED                         309909
XENOPORT INC                   COM              98411C100     2362    42262 SH       DEFINED                          42262
ZIMMER HLDGS INC               COM              98956P102     5967    90200 SH       DEFINED                          90200